Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 1,609,694	$ 5,144,211
Short-term investments	50,000	50,000
Accounts receivable	4,157	118,516
Prepaid research and development contracts	353,434	266,327
Other current assets	209,038	386,549
Total current assets	2,226,323	5,965,603
Furniture and equipment, net	149,595	105,971
Deposits	20,960	20,960
Total assets	2,396,878	6,092,534
Current liabilities:
Accounts payable	1,135,608	890,610
Accounts payable and accrued expenses	2,470,970	2,159,874
Accrued interest	483,442
Convertible notes	12,386,647
Total current liabilities	14,857,617	2,159,874
Commitments and contingencies
Stockholders' deficit
Common stock, value	29	27
Accumulated deficit	(86,218,658)	(66,554,782)
Total stockholders' deficit	(86,218,629)	(66,554,755)
Total liabilities and stockholders' deficit	2,396,878	6,092,534
Redeemable convertible preferred stock	73,757,890	70,487,415
Series A Redeemable Convertible Preferred Stock [Member]
Stockholders' deficit
Redeemable convertible preferred stock	7,016,515	7,119,204
Series A1 Redeemable Convertible Preferred Stock [Member]
Stockholders' deficit
Redeemable convertible preferred stock	40,897,311	39,016,008
Series A2 Redeemable Convertible Preferred Stock [Member]
Stockholders' deficit
Redeemable convertible preferred stock	25,844,064	24,352,203
ZETA ACQUISITION CORP. II [Member]
Current assets:
Cash and cash equivalents	4,012	18,529
Total assets	4,012	18,529
Current liabilities:
Accounts payable	4,274	3,674
Accrued interest	42,378	32,436
Accrued expenses	13,275	8,900
Notes payable, stockholders	170,000	160,000
Total current liabilities	229,927	205,010
Stockholders' deficit
Preferred stock, value
Common stock, value	500	500
Additional paid-incapital	49,500	49,500
Accumulated deficit	(275,915)	(236,481)
Total stockholders' deficit	(225,915)	(186,481)
Total liabilities and stockholders' deficit	$ 4,012	$ 18,529